Expense Example	Jul. 24, 2026 USD ($)
T. Rowe Price Biotech ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
T. Rowe Price Capital Appreciation Fixed Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
T. Rowe Price Dynamic Emerging Markets Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
T. Rowe Price Mid-Cap Equity Research ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
T. Rowe Price Securitized Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
T. Rowe Price Small-Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189